Accounting Policies - Revenue from Contracts with Customers (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Minimum
Expected increase in retained earnings	€ 950
Maximum
Expected increase in retained earnings	€ 1,100